Segment and Geographic Information (Tables)	3 Months Ended	12 Months Ended
	Jul. 25, 2014	Apr. 25, 2014
Segment Reporting [Abstract]
Reconciliation of Revenue from Segments to Consolidated

Net sales of Medtronic’s reportable segments include end-customer revenues from the sale of products they each develop and manufacture or distribute. Net sales and earnings before income taxes by reportable segment are as follows:

	Three months ended
(in millions)	July 25, 2014	July 26, 2013
Cardiac and Vascular Group	$2,254	$2,160
Restorative Therapies Group	1,603	1,554
Diabetes Group	416	369

Total Net Sales	$4,273	$4,083

Net sales of the Company’s reportable segments include end-customer revenues from the sale of products they each develop and manufacture or distribute. Net sales and earnings before income taxes by reportable segment are as follows:

	Fiscal Year
(in millions)	2014	2013	2012
Cardiac and Vascular Group	$8,847	$8,695	$8,482
Restorative Therapies Group	6,501	6,369	6,221
Diabetes Group	1,657	1,526	1,481

Total Net Sales	$17,005	$16,590	$16,184

Reconciliation of Operating Profit (Loss) from Segments to Consolidated

	Three months ended
(in millions)	July 25, 2014	July 26, 2013
Cardiac and Vascular Group	$712	$756
Restorative Therapies Group	410	421
Diabetes Group	120	75

Total Reportable Segments’ Earnings Before Income Taxes	1,242	1,252
Special charges	—	(40)
Restructuring charges, net	(30)	(18)
Acquisition-related items	(41)	96
Interest expense, net	(5)	(40)
Corporate	(83)	(97)

Earnings Before Income Taxes	$1,083	$1,153

	Fiscal Year
(in millions)	2014	2013	2012
Cardiac and Vascular Group	$2,982	$2,935	$2,772
Restorative Therapies Group	1,821	1,778	1,707
Diabetes Group	457	432	396

Total Reportable Segments’ Earnings Before Income Taxes	5,260	5,145	4,875
Special charges	(40)	—	—
Restructuring charges, net(a)	(88)	(182)	(87)
Certain litigation charges, net	(770)	(245)	(90)
Acquisition-related items	(117)	49	(12)
Interest expense, net	(108)	(151)	(149)
Corporate	(432)	(365)	(392)

Total Earnings From Continuing Operations Before Income Taxes	$3,705	$4,251	$4,145

(a)	For fiscal years 2014 and 2013, restructuring charges, net within this table include the impact of amounts recorded within cost of products sold in the consolidated statements of earnings related to the fiscal year 2014 initiative and fiscal year 2013 initiative, respectively.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

Net sales to external customers by geography are as follows:

	Three months ended
(in millions)	July 25, 2014	July 26, 2013
United States	$2,333	$2,206
Europe and Canada	1,081	1,046
Asia-Pacific	649	656
Other Foreign	210	175

Total Net Sales	$4,273	$4,083

Net sales to external customers and property, plant, and equipment, net by geography are as follows:

(in millions)	United States	Europe and Canada	Asia Pacific	Other Foreign	Consolidated
Fiscal Year 2014
Net sales to external customers	$9,209	$4,380	$2,600	$816	$17,005
Property, plant, and equipment, net	$1,762	$388	$195	$47	$2,392
Fiscal Year 2013
Net sales to external customers	$9,059	$4,199	$2,604	$728	$16,590
Property, plant, and equipment, net	$1,849	$391	$206	$44	$2,490
Fiscal Year 2012
Net sales to external customers	$8,828	$4,313	$2,399	$644	$16,184
Property, plant, and equipment, net	$1,894	$389	$154	$36	$2,473

Reconciliation of Net Assets from Segments to Consolidated

The following table presents the Company’s net assets by reportable segment:

(in millions)	April 25, 2014	April 26, 2013
Cardiac and Vascular Group	$6,578	$6,941
Restorative Therapies Group	9,604	10,058
Diabetes Group	1,819	1,857

Total Net Assets of Reportable Segments	18,001	18,856
Short-term borrowings	(1,613)	(910)
Long-term debt	(10,315)	(9,741)
Corporate	13,370	10,466

Total Net Assets	$19,443	$18,671